Vanguard® Short-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.9%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	60	62
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	525	544
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	370	374
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	360	373
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	195	202
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	445	471
Alabama GO	5.000%	8/1/27	95	98
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	220	228
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,000	1,060
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	185	200
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	410	450
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	130	145
Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	160	160
Birmingham AL GO, Prere.	5.000%	9/1/25	1,165	1,178
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	685	715
Jefferson County AL Sewer Revenue	5.000%	10/1/27	100	105
Jefferson County AL Sewer Revenue	5.000%	10/1/28	100	106
Jefferson County AL Sewer Revenue	5.000%	10/1/29	100	108
Jefferson County AL Sewer Revenue	5.000%	10/1/30	240	262
				6,841
Arizona (1.3%)
Arizona COP, ETM	5.000%	10/1/25	350	355
Arizona COP, ETM	5.000%	10/1/26	245	254
Arizona COP, ETM	5.000%	10/1/27	250	265
Arizona COP, ETM	5.000%	10/1/28	625	676
Arizona COP, ETM	5.000%	10/1/29	785	865
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	45	46
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/27	35	37
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	105	113
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	130	145
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	60	68
Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	605	639
Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	170	182
Arizona Lottery Revenue, ETM	5.000%	7/1/28	15	16
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	665	668
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	70	71
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	140	148
Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	130	130
Phoenix AZ GO	5.000%	7/1/25	320	322
Phoenix AZ GO	5.000%	7/1/27	210	216
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/25	115	115
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	110	110
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	200	200
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	40	42
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	65	66
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	150	157
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	195	203
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	295	307
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	150	168
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	150	156
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	280	319
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	200	204
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	35	37
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	195	203
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	105	112

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	275	292
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	505	536
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	160	169
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	500	570
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	100	108
					9,290
Arkansas (0.0%)
	Little Rock AR Water Reclamation System Sewer Revenue, Prere.	3.500%	4/1/25	160	160
California (16.5%)
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	50	49
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	560	468
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	100	105
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	260	280
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	310	317
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	135	149
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	275	281
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	25	28
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	405	405
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	300	288
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	110	116
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	205	228
	California Department of Water Resources Water Revenue	5.000%	12/1/25	140	141
	California Department of Water Resources Water Revenue	5.000%	12/1/27	170	182
	California Department of Water Resources Water Revenue	5.000%	12/1/28	155	162
	California Department of Water Resources Water Revenue	5.000%	12/1/29	200	208
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	50	55
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	75	77
	California GO	5.000%	3/1/25	105	105
	California GO	5.000%	4/1/25	370	371
	California GO	5.000%	8/1/25	420	424
	California GO	5.000%	8/1/25	355	359
	California GO	5.000%	8/1/25	420	424
	California GO	5.000%	8/1/25	515	520
	California GO	5.000%	9/1/25	100	101
	California GO	5.000%	9/1/25	100	101
	California GO	5.000%	9/1/25	145	147
	California GO	5.000%	9/1/25	55	56
	California GO	5.000%	9/1/25	30	30
	California GO	5.000%	9/1/25	525	531
	California GO	4.000%	10/1/25	1,000	1,009
	California GO	5.000%	10/1/25	280	284
	California GO	5.000%	10/1/25	25	25
	California GO	5.000%	10/1/25	250	254
	California GO	5.000%	10/1/25	310	314
	California GO	4.000%	11/1/25	15	15
	California GO	5.000%	11/1/25	465	473
	California GO	5.000%	11/1/25	245	249
	California GO	5.000%	11/1/25	235	239
	California GO	5.000%	11/1/25	120	122
	California GO	5.000%	11/1/25	300	305
	California GO	3.000%	3/1/26	25	25
	California GO	5.000%	3/1/26	150	150
	California GO	5.000%	4/1/26	290	298
	California GO	5.000%	4/1/26	50	51
	California GO	3.875%	8/1/26	500	507
	California GO	5.000%	8/1/26	165	171
	California GO	5.000%	8/1/26	325	328
	California GO	5.000%	8/1/26	210	218
	California GO	5.000%	8/1/26	205	212
	California GO	5.000%	8/1/26	100	104
	California GO	5.000%	8/1/26	500	518
	California GO	5.000%	8/1/26	2,000	2,072
	California GO	5.000%	9/1/26	555	576
	California GO	5.000%	9/1/26	200	208
	California GO	5.000%	9/1/26	60	62

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/26	100	104
	California GO	5.000%	9/1/26	200	208
	California GO	5.000%	9/1/26	1,000	1,038
	California GO	4.000%	10/1/26	285	292
	California GO	5.000%	10/1/26	800	832
	California GO	5.000%	10/1/26	415	432
	California GO	5.000%	10/1/26	260	266
	California GO	5.000%	10/1/26	250	260
	California GO	5.000%	10/1/26	100	104
	California GO	4.000%	11/1/26	245	251
	California GO	5.000%	11/1/26	295	307
	California GO	5.000%	11/1/26	225	235
	California GO	5.000%	12/1/26	1,060	1,107
[3]	California GO	5.000%	2/1/27	180	189
	California GO	3.000%	3/1/27	80	81
	California GO	5.000%	3/1/27	250	250
	California GO	5.000%	3/1/27	350	351
	California GO	5.000%	4/1/27	495	519
	California GO	5.000%	4/1/27	470	493
	California GO	3.500%	8/1/27	265	270
	California GO	5.000%	8/1/27	515	532
	California GO	5.000%	8/1/27	600	620
	California GO	5.000%	8/1/27	220	232
	California GO	5.000%	8/1/27	500	528
	California GO	5.000%	8/1/27	500	528
	California GO	4.000%	9/1/27	1,085	1,121
	California GO	5.000%	9/1/27	1,005	1,040
	California GO	5.000%	9/1/27	250	264
	California GO	5.000%	9/1/27	150	159
	California GO	4.000%	10/1/27	250	259
	California GO	5.000%	10/1/27	145	154
	California GO	5.000%	10/1/27	250	265
	California GO	5.000%	10/1/27	160	169
	California GO	5.000%	11/1/27	335	355
	California GO	5.000%	11/1/27	205	217
	California GO	5.000%	11/1/27	125	133
	California GO	5.000%	11/1/27	10	11
	California GO	5.000%	12/1/27	385	409
	California GO	3.000%	3/1/28	50	51
	California GO	5.000%	4/1/28	870	931
	California GO	5.000%	4/1/28	190	203
	California GO	5.000%	8/1/28	750	774
	California GO	5.000%	8/1/28	135	139
	California GO	5.000%	8/1/28	270	284
	California GO	5.000%	8/1/28	40	40
	California GO	5.000%	8/1/28	225	237
	California GO	5.000%	8/1/28	305	328
	California GO	5.000%	8/1/28	1,170	1,260
	California GO	4.000%	9/1/28	265	269
	California GO	5.000%	9/1/28	505	522
	California GO	5.000%	9/1/28	275	284
	California GO	5.000%	9/1/28	95	102
	California GO	5.000%	9/1/28	1,200	1,294
	California GO	5.000%	10/1/28	245	265
	California GO	5.000%	10/1/28	235	254
	California GO	5.000%	10/1/28	570	616
	California GO	5.000%	11/1/28	115	122
	California GO	5.000%	11/1/28	115	124
	California GO	5.000%	11/1/28	450	487
	California GO	5.000%	11/1/28	200	216
	California GO	5.000%	12/1/28	100	108
	California GO	3.000%	3/1/29	90	90
	California GO	3.000%	3/1/29	250	249
	California GO	5.000%	4/1/29	530	578
	California GO	5.000%	4/1/29	250	273
	California GO	3.000%	8/1/29	5	5
	California GO	5.000%	8/1/29	295	304
	California GO	5.000%	8/1/29	165	174
	California GO	5.000%	8/1/29	250	252
	California GO	5.000%	8/1/29	180	186

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/29	70	75
	California GO	5.000%	8/1/29	315	331
	California GO	5.000%	8/1/29	105	110
	California GO	5.000%	8/1/29	925	1,015
	California GO	5.000%	9/1/29	155	160
	California GO	5.000%	9/1/29	280	289
	California GO	5.000%	9/1/29	70	77
	California GO	5.000%	9/1/29	135	148
	California GO	5.000%	9/1/29	255	280
	California GO	5.000%	10/1/29	165	182
	California GO	5.000%	10/1/29	310	317
	California GO	5.000%	10/1/29	210	227
	California GO	5.000%	10/1/29	155	171
	California GO	5.000%	10/1/29	200	220
	California GO	5.000%	11/1/29	220	233
	California GO	5.000%	11/1/29	945	1,041
	California GO	5.000%	11/1/29	460	507
	California GO	5.000%	12/1/29	355	392
	California GO	5.000%	3/1/30	350	351
	California GO	5.000%	3/1/30	310	344
	California GO	5.000%	4/1/30	10	11
	California GO	5.000%	4/1/30	320	355
	California GO	5.000%	4/1/30	620	688
	California GO	5.000%	4/1/30	460	500
	California GO	5.000%	8/1/30	405	417
	California GO	5.000%	8/1/30	440	463
	California GO	5.000%	8/1/30	395	415
	California GO	5.000%	8/1/30	435	467
	California GO	5.000%	8/1/30	25	26
	California GO	5.000%	8/1/30	225	251
	California GO	5.000%	9/1/30	80	83
	California GO	5.000%	9/1/30	125	129
	California GO	5.000%	9/1/30	60	67
	California GO	5.000%	9/1/30	300	335
	California GO	5.000%	9/1/30	200	224
	California GO	5.000%	10/1/30	100	110
	California GO	5.000%	10/1/30	375	420
	California GO	5.000%	10/1/30	260	291
	California GO	5.000%	11/1/30	120	135
	California GO	3.500%	12/1/30	55	55
	California GO	5.000%	12/1/30	445	499
	California GO	5.000%	3/1/31	110	122
	California GO	5.000%	4/1/31	125	141
	California GO	5.000%	4/1/31	290	327
	California GO	5.000%	4/1/31	235	255
	California GO	5.000%	4/1/31	120	130
	California GO	4.000%	8/1/31	235	238
	California GO	5.000%	8/1/31	120	124
	California GO	5.000%	8/1/31	290	305
	California GO	5.000%	8/1/31	200	227
	California GO	5.000%	8/1/31	635	720
	California GO	5.000%	8/1/31	350	397
	California GO	3.250%	9/1/31	20	20
	California GO	5.000%	9/1/31	520	590
	California GO	5.000%	9/1/31	195	221
	California GO	5.000%	9/1/31	1,000	1,136
	California GO	5.000%	9/1/31	400	454
	California GO	5.000%	10/1/31	260	284
	California GO	4.000%	11/1/31	125	128
	California GO	5.000%	11/1/31	245	274
	California GO	5.000%	11/1/31	325	364
	California GO	5.000%	11/1/31	235	253
	California GO	5.000%	11/1/31	180	202
	California GO	3.250%	3/1/32	100	99
	California GO	5.000%	4/1/32	250	286
[4]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	705	750
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	685	734
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	300	322
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	170	170
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	35	36

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	60	61
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	150	158
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	30	32
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	355	356
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	280	284
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	10	10
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	145	146
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	300	310
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	150	156
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	460	461
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	335	355
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	145	156
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	75	82
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	340	373
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	195	206
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	250	277
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	115	128
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	610	687
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	215	218
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	120	122
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	100	104
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	500	518
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	110	116
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	100	106
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	155	167
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	500	540
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	120	130
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	280	308
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	325	363
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	205	229
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	795	903
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	10	10
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	15	16
	California State University College & University Revenue	5.000%	11/1/25	300	305
	California State University College & University Revenue	5.000%	11/1/25	50	51
	California State University College & University Revenue	5.000%	11/1/26	180	183
	California State University College & University Revenue	5.000%	11/1/28	115	121
	California State University College & University Revenue	5.000%	11/1/29	45	47
	California State University College & University Revenue	5.000%	11/1/29	45	46
	California State University College & University Revenue	5.000%	11/1/30	225	236
	California State University College & University Revenue	5.000%	11/1/30	320	329
	California State University College & University Revenue	5.000%	11/1/31	95	100
	California State University College & University Revenue	5.000%	11/1/31	680	698
	California State University College & University Revenue PUT	0.550%	11/1/26	75	71
	California State University College & University Revenue PUT	3.125%	11/1/26	250	250
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	1,150	1,156
[2]	Coast Community College District GO	0.000%	8/1/28	245	221
	Coast Community College District GO, Prere.	5.000%	8/15/25	385	389
	Coast Community College District GO, Prere.	4.500%	8/1/27	110	115
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	100	101
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/26	90	91
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	40	40
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	120	121
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	65	65
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	205	216
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	195
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	92
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	130	116
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	460	491
	Glendale Unified School District GO, Prere.	4.000%	9/1/25	45	45
	Los Angeles CA Community College District GO	5.000%	8/1/25	100	101
	Los Angeles CA Community College District GO	5.000%	8/1/25	45	45
	Los Angeles CA Community College District GO	5.000%	8/1/25	105	106
	Los Angeles CA Community College District GO	5.000%	8/1/25	200	202
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	119
	Los Angeles CA Community College District GO	5.000%	8/1/26	130	135
	Los Angeles CA Community College District GO	5.000%	8/1/26	100	104
	Los Angeles CA Community College District GO	5.000%	8/1/27	330	350
	Los Angeles CA Community College District GO	5.000%	8/1/28	115	125
	Los Angeles CA Community College District GO	5.000%	8/1/29	100	111

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO	5.000%	8/1/29	500	554
Los Angeles CA Community College District GO	5.000%	8/1/30	355	401
Los Angeles CA Unified School District GO	5.000%	7/1/25	100	101
Los Angeles CA Unified School District GO	5.000%	7/1/25	465	469
Los Angeles CA Unified School District GO	5.000%	7/1/25	10	10
Los Angeles CA Unified School District GO	5.000%	7/1/25	215	217
Los Angeles CA Unified School District GO	5.000%	7/1/25	260	262
Los Angeles CA Unified School District GO	5.000%	7/1/26	85	86
Los Angeles CA Unified School District GO	5.000%	7/1/26	985	1,018
Los Angeles CA Unified School District GO	5.000%	7/1/26	160	165
Los Angeles CA Unified School District GO	5.000%	7/1/27	190	196
Los Angeles CA Unified School District GO	5.000%	7/1/27	160	169
Los Angeles CA Unified School District GO	5.000%	7/1/27	435	460
Los Angeles CA Unified School District GO	5.000%	7/1/27	180	190
Los Angeles CA Unified School District GO	5.000%	7/1/28	125	134
Los Angeles CA Unified School District GO	5.000%	7/1/28	215	233
Los Angeles CA Unified School District GO	5.000%	7/1/28	40	43
Los Angeles CA Unified School District GO	5.000%	7/1/28	300	309
Los Angeles CA Unified School District GO	5.000%	7/1/28	730	790
Los Angeles CA Unified School District GO	2.000%	7/1/29	165	155
Los Angeles CA Unified School District GO	5.000%	7/1/29	340	362
Los Angeles CA Unified School District GO	5.000%	7/1/29	185	204
Los Angeles CA Unified School District GO	5.000%	7/1/29	135	149
Los Angeles CA Unified School District GO	5.000%	7/1/29	300	331
Los Angeles CA Unified School District GO	5.000%	7/1/30	350	372
Los Angeles CA Unified School District GO	5.000%	7/1/30	165	186
Los Angeles CA Unified School District GO	5.000%	7/1/30	365	411
Los Angeles CA Unified School District GO	5.000%	7/1/30	300	337
Los Angeles CA Unified School District GO	3.000%	7/1/31	120	119
Los Angeles CA Unified School District GO	5.000%	7/1/31	915	1,046
Los Angeles CA Unified School District GO	5.000%	7/1/31	200	229
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	300	302
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	435	448
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	60	65
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	210	231
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	85	92
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	145	153
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	45	50
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	230	258
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	440	496
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	90	101
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	150	162
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	80	90
Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	35	39
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	190	191
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	85	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	195	197
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	145	148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	205	209
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	85	87
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	75	77
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	160	167
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	225	240
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	80	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	130	138
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	135	146
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	100	108
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	135	146
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	90	97
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	155	170
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	100	110
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	75	80
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	165	184
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	55	61
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	70	70
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	100	102

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	260	268
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	245	254
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	105	117
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	585	606
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	275	285
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	85	88
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	215	222
	Los Rios Community College District GO	3.000%	8/1/25	160	160
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	260	262
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	465	463
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	190	202
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	400	405
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	135	148
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	295	318
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	340	380
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	715	721
	Mount San Antonio Community College District GO	5.875%	8/1/28	140	153
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	300	307
	Oxnard Union High School District GO, Prere.	5.000%	8/1/26	10	10
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	570	582
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	125	126
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	100	102
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	265	281
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	210	233
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	195	202
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	200	203
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	5	5
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	600	610
	San Diego CA Unified School District GO	5.000%	7/1/25	200	202
	San Diego CA Unified School District GO	5.000%	7/1/26	715	721
[2]	San Diego CA Unified School District GO	5.500%	7/1/26	210	219
[2]	San Diego CA Unified School District GO	5.500%	7/1/27	230	247
	San Diego CA Unified School District GO	5.000%	7/1/28	200	217
[2]	San Diego CA Unified School District GO	5.250%	7/1/28	175	191
	San Diego CA Unified School District GO	4.000%	7/1/29	145	147
	San Diego CA Unified School District GO	5.000%	7/1/29	105	116
	San Diego CA Unified School District GO	0.000%	7/1/30	60	51
	San Diego CA Unified School District GO	0.000%	7/1/31	10	8
	San Diego CA Unified School District GO	4.000%	7/1/31	470	476
	San Diego Community College District GO, Prere.	4.000%	8/1/26	340	348
	San Diego Community College District GO, Prere.	5.000%	8/1/26	70	73
	San Diego Community College District GO, Prere.	5.000%	8/1/26	230	238
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	320	322
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/26	530	531
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	270	278
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	215	223
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	155	160
	San Francisco CA City & County GO	5.000%	6/15/25	105	106
	San Francisco CA City & County GO	5.000%	6/15/27	240	254
	San Francisco CA City & County GO	5.000%	6/15/29	35	39
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	45	45
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	25	25
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	120	125
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	100	107
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	140	153
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	105	117
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	100	105
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	95	96
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	200	202
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	1,135	1,146
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/25	55	55
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/26	5	5
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	10	11
	Santa Clara Valley Water District (Water Utility System Improvement Projects) COP	4.000%	6/1/26	55	56
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/26	240	247
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	30	30
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	180	180
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	50	50
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	15	16

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	70	77
	University of California College & University Revenue	5.000%	5/15/25	150	151
	University of California College & University Revenue	5.000%	5/15/25	180	181
	University of California College & University Revenue	5.000%	5/15/26	155	156
	University of California College & University Revenue	5.000%	5/15/26	75	77
	University of California College & University Revenue	5.000%	5/15/26	600	618
	University of California College & University Revenue	5.000%	5/15/26	250	258
	University of California College & University Revenue	5.000%	5/15/26	500	515
	University of California College & University Revenue	5.000%	5/15/27	70	70
	University of California College & University Revenue	5.000%	5/15/27	85	90
	University of California College & University Revenue	5.000%	5/15/27	500	527
	University of California College & University Revenue	5.000%	5/15/28	170	183
	University of California College & University Revenue	5.000%	5/15/28	500	538
	University of California College & University Revenue	3.250%	5/15/29	75	75
	University of California College & University Revenue	5.000%	5/15/29	145	159
	University of California College & University Revenue	5.000%	5/15/29	310	340
	University of California College & University Revenue	5.000%	5/15/29	430	452
	University of California College & University Revenue	5.000%	5/15/29	205	225
	University of California College & University Revenue	5.000%	5/15/29	750	823
	University of California College & University Revenue	5.000%	5/15/30	115	121
	University of California College & University Revenue	5.000%	5/15/30	500	559
	University of California College & University Revenue	5.000%	5/15/31	75	79
	University of California College & University Revenue	5.000%	5/15/31	230	261
	University of California College & University Revenue	5.000%	5/15/31	500	568
	University of California College & University Revenue	5.000%	5/15/31	500	568
	University of California College & University Revenue	5.000%	5/15/32	270	311
	University of California College & University Revenue (Limited Project)	5.000%	5/15/26	460	462
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	230	231
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	75	75
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	130	131
	University of California College & University Revenue (Limited Project)	5.000%	5/15/30	100	100
	University of California College & University Revenue (Limited Project), ETM	5.000%	5/15/25	50	50
	Ventura County Community College District GO	3.125%	8/1/31	230	230
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	100	105
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	400	423
					118,892
Colorado (1.0%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	320	352
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	25	26
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	240	248
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	120	124
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/25	160	163
	Colorado COP	5.000%	12/15/30	235	261
	Colorado COP	5.000%	12/15/31	320	343
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Parkview Medical Center Inc. Project), Prere.	4.000%	9/1/30	310	332
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/30	30	34
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	115	117
	Denver City & County CO GO	5.000%	8/1/28	100	108
	Denver City & County CO GO	5.000%	8/1/29	145	159
	Denver City & County CO GO	5.000%	8/1/30	60	67
	Denver City & County School District No. 1 GO	5.000%	12/1/25	185	188
	Denver City & County School District No. 1 GO	4.000%	12/1/26	275	278
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	380	386
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	500	517
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	130	141
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	175	172
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	110	95
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	230	192
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	100	92
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	15	13
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	420	452
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	250	265
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	445	472
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	165	178
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	155	171
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	275	303
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	500	567
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	100	103

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	115	119
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	25	26
				7,064
Connecticut (3.2%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	35	35
Connecticut GO	5.000%	4/15/25	35	35
Connecticut GO	5.000%	5/15/25	50	50
Connecticut GO	5.000%	8/1/25	100	101
Connecticut GO	5.000%	9/15/25	300	304
Connecticut GO	5.000%	11/15/25	505	513
Connecticut GO	5.000%	1/15/26	150	153
Connecticut GO	5.000%	4/15/26	100	103
Connecticut GO	5.000%	4/15/26	100	103
Connecticut GO	5.000%	5/15/26	185	190
Connecticut GO	5.000%	8/1/26	100	103
Connecticut GO	5.000%	10/15/26	45	47
Connecticut GO	5.000%	11/15/26	125	127
Connecticut GO	5.000%	11/15/26	455	473
Connecticut GO	5.000%	11/15/26	250	260
Connecticut GO	4.000%	1/15/27	80	82
Connecticut GO	4.000%	1/15/27	100	103
Connecticut GO	5.000%	4/15/27	275	289
Connecticut GO	5.000%	4/15/27	60	63
Connecticut GO	5.000%	5/15/27	45	46
Connecticut GO	5.000%	6/15/27	25	25
Connecticut GO	5.000%	6/15/27	200	211
Connecticut GO	5.000%	9/15/27	305	323
Connecticut GO	4.000%	1/15/28	515	534
Connecticut GO	4.000%	1/15/28	395	409
Connecticut GO	5.000%	1/15/28	60	64
Connecticut GO	5.000%	1/15/28	400	426
Connecticut GO	5.000%	4/15/28	270	289
Connecticut GO	5.000%	4/15/28	250	268
Connecticut GO	5.000%	9/15/28	115	124
Connecticut GO	5.000%	11/15/28	80	86
Connecticut GO	5.000%	11/15/28	265	287
Connecticut GO	4.000%	1/15/29	325	340
Connecticut GO	5.000%	1/15/29	120	130
Connecticut GO	5.000%	4/15/29	350	381
Connecticut GO	3.250%	11/15/29	65	65
Connecticut GO	5.000%	11/15/29	260	286
Connecticut GO	4.000%	1/15/30	115	121
Connecticut GO	4.000%	1/15/30	220	232
Connecticut GO	5.000%	4/15/30	150	163
Connecticut GO	5.000%	9/15/30	40	45
Connecticut GO	5.000%	11/15/30	145	162
Connecticut GO	4.000%	1/15/31	260	277
Connecticut GO	4.000%	1/15/31	320	341
Connecticut GO	5.000%	1/15/31	160	176
Connecticut GO	5.000%	1/15/31	460	516
Connecticut GO	5.000%	4/15/31	300	326
Connecticut GO	5.000%	9/15/31	85	96
Connecticut GO	5.000%	11/15/31	110	125
Connecticut GO	5.000%	11/15/31	435	493
Connecticut GO	5.000%	1/15/32	200	220
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/26	100	103
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	10/1/26	485	503
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/30	150	167
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	150	151
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	390	393
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	245	248
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	75	77
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	100	103
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	500	516
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	85	86
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	140	147
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	125	132
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	100	105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	500	527

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	145	146
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	285	294
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	100	106
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	160	170
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	125	134
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	500	537
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	170	171
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	390	402
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	105	111
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	200	218
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	485	530
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	155	169
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	500	547
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	20	20
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	130	140
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	25	28
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	500	556
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	50	50
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	120	123
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	75	79
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	320	354
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	400	451
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	100	113
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	350	353
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	285	306
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	500	529
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	400	399
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	1,150	1,146
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	315	311
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	10	10
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	400	400
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	40	43
[6]	New Haven CT GO	5.000%	8/1/31	70	78
					23,003
Delaware (0.2%)
	Delaware GO	5.000%	1/1/26	395	403
	Delaware GO	5.000%	1/1/27	315	329
	Delaware GO	5.000%	1/1/28	167	178
	Delaware GO	5.000%	3/1/29	215	234
	Delaware GO	5.000%	3/1/31	170	192
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	185	206
					1,542
District of Columbia (1.6%)
	District of Columbia College & University Revenue	5.000%	4/1/30	30	31
	District of Columbia GO	5.000%	6/1/25	200	201
	District of Columbia GO	5.000%	10/15/26	100	104
	District of Columbia GO	5.000%	10/15/27	335	355
	District of Columbia GO	5.000%	10/15/28	110	119
	District of Columbia GO	5.000%	12/1/28	350	380
	District of Columbia GO	5.000%	6/1/29	370	405
	District of Columbia GO	5.000%	10/15/29	215	234
	District of Columbia GO	5.000%	6/1/30	110	122
	District of Columbia GO	5.000%	10/15/30	410	446
	District of Columbia GO	5.000%	12/1/30	140	157
	District of Columbia GO	5.000%	6/1/31	570	596
	District of Columbia GO	5.000%	8/1/31	455	516
	District of Columbia GO	5.000%	10/15/31	250	271
	District of Columbia Income Tax Revenue	5.000%	10/1/25	180	182
	District of Columbia Income Tax Revenue	5.000%	12/1/25	90	92
	District of Columbia Income Tax Revenue	5.000%	10/1/26	285	296
	District of Columbia Income Tax Revenue	5.000%	12/1/26	95	99
	District of Columbia Income Tax Revenue	5.000%	10/1/27	320	339
	District of Columbia Income Tax Revenue	5.000%	10/1/27	90	95
	District of Columbia Income Tax Revenue	5.000%	12/1/27	90	96
	District of Columbia Income Tax Revenue	5.000%	10/1/28	65	70
	District of Columbia Income Tax Revenue	5.000%	3/1/29	235	256
	District of Columbia Income Tax Revenue	5.000%	10/1/29	85	94
	District of Columbia Income Tax Revenue	5.000%	10/1/29	255	281
	District of Columbia Income Tax Revenue	5.000%	12/1/29	210	232

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	3/1/30	945	1,035
	District of Columbia Income Tax Revenue	5.000%	10/1/30	130	146
	District of Columbia Income Tax Revenue	5.000%	10/1/30	210	235
	District of Columbia Income Tax Revenue	5.000%	3/1/31	325	355
	District of Columbia Income Tax Revenue	5.000%	10/1/31	100	114
	District of Columbia Income Tax Revenue	5.000%	10/1/31	270	307
	District of Columbia Income Tax Revenue	5.000%	10/1/31	320	364
	District of Columbia Income Tax Revenue	5.000%	12/1/31	120	137
	District of Columbia Income Tax Revenue	5.000%	3/1/32	300	327
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/30	165	138
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	500	529
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	10	10
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	50	53
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	260	274
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	1,000	1,050
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	130	144
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	155	174
					11,461
Florida (3.1%)
	Broward County FL School District COP	5.000%	7/1/26	90	91
	Broward County FL School District COP	5.000%	7/1/27	475	500
	Broward County FL School District COP	5.000%	7/1/28	1,090	1,169
	Broward County FL School District COP	5.000%	7/1/30	160	178
	Broward County FL School District COP	5.000%	7/1/31	435	481
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	200	210
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	425	437
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	625	631
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	250	252
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	360	405
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	500	508
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	315	324
[2]	Duval County Public Schools COP	5.000%	7/1/25	300	302
[2]	Duval County Public Schools COP	5.000%	7/1/26	105	108
[2]	Duval County Public Schools COP	5.000%	7/1/27	170	178
[2]	Duval County Public Schools COP	5.000%	7/1/28	390	416
[2]	Duval County Public Schools COP	5.000%	7/1/29	265	287
[2]	Duval County Public Schools COP	5.000%	7/1/30	1,000	1,099
[2]	Duval County Public Schools COP	5.000%	7/1/31	145	159
	Florida Department of Management Services COP	5.000%	11/1/26	270	280
	Florida Department of Management Services COP	5.000%	11/1/27	75	79
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	50
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	305	322
	Florida GO	5.000%	6/1/26	380	391
	Florida GO	5.000%	6/1/27	270	284
	Florida GO	5.000%	6/1/29	400	438
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	360	361
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	270	275
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	150	154
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	100	103
	Florida Lottery Revenue	5.000%	7/1/25	50	50
	Florida Lottery Revenue	5.000%	7/1/25	150	151
	Florida Lottery Revenue	5.000%	7/1/27	1,120	1,181
	Florida Lottery Revenue	5.000%	7/1/28	455	489
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	170	175
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	225	232
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	305	314
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	35	36
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	125	132
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	140	148
[6]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	250	269
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	280	295
[6]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	100	111
[6]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	370	417
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	275	290
	Lee County FL School Board COP	3.000%	8/1/26	75	75
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	125	125
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	110	111
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	1,035	1,048
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	105	111

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	255	270
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	180	189
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/29	20	21
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	285	318
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	250	283
	Miami-Dade County School Board COP	5.000%	2/1/26	65	66
	Miami-Dade County School Board COP	5.000%	5/1/26	70	70
	Miami-Dade County School Board COP	5.000%	5/1/26	500	513
	Miami-Dade County School Board COP	5.000%	2/1/27	195	199
	Miami-Dade County School Board COP	5.000%	2/1/28	85	87
	Miami-Dade County School Board COP	5.000%	5/1/28	435	437
	Miami-Dade County School Board COP	5.000%	5/1/28	250	266
	Miami-Dade County School Board COP	4.000%	8/1/28	145	145
	Miami-Dade County School Board COP	5.000%	2/1/29	225	229
	Miami-Dade County School Board COP	5.000%	5/1/29	150	163
	Miami-Dade County School Board COP	4.000%	8/1/29	155	155
	Miami-Dade County School Board COP	5.000%	5/1/30	145	146
	Miami-Dade County School Board COP	5.000%	5/1/30	135	149
	Miami-Dade County School Board COP	5.000%	2/1/31	300	306
	Miami-Dade County School Board COP	5.000%	5/1/31	150	167
	Orange County School Board COP, Prere.	5.000%	8/1/25	215	217
	Orange County School Board COP, Prere.	5.000%	8/1/25	100	101
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	180	162
	Palm Beach County School District COP	5.000%	8/1/27	415	437
	Palm Beach County School District COP	5.000%	8/1/27	10	10
	Palm Beach County School District COP	5.000%	8/1/28	235	253
	Palm Beach County School District COP	5.000%	8/1/31	185	186
	Tampa Bay Water Revenue	4.000%	10/1/31	200	201
[5]	Tampa Bay Water Revenue, ETM	6.000%	10/1/29	215	241
					22,219
Georgia (2.7%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	150	151
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	240	262
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	315	349
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	125	126
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	45	45
[2]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	35	36
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	245	246
[7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/30	500	557
[7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	500	565
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	75	75
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,095	2,102
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	1,395	1,400
	Georgia GO	5.000%	7/1/25	100	101
	Georgia GO	5.000%	7/1/25	50	50
	Georgia GO	5.000%	7/1/25	100	101
	Georgia GO	5.000%	8/1/25	165	167
	Georgia GO	4.000%	1/1/26	270	273
	Georgia GO	5.000%	1/1/26	85	87
	Georgia GO	4.000%	2/1/26	165	165
	Georgia GO	5.000%	2/1/26	105	107
	Georgia GO	5.000%	2/1/26	435	445
	Georgia GO	5.000%	7/1/26	325	335
	Georgia GO	5.000%	7/1/26	130	134
	Georgia GO	5.000%	8/1/26	290	300
	Georgia GO	3.000%	1/1/27	330	332
	Georgia GO	4.000%	1/1/27	100	103
	Georgia GO	5.000%	2/1/27	290	303
	Georgia GO	5.000%	7/1/27	75	79
	Georgia GO	5.000%	7/1/27	15	16
	Georgia GO	5.000%	7/1/27	55	57
	Georgia GO	5.000%	7/1/27	100	106
	Georgia GO	5.000%	8/1/27	450	476
	Georgia GO	5.000%	12/1/27	205	213
	Georgia GO	4.000%	1/1/28	335	348
	Georgia GO	5.000%	2/1/28	725	757
	Georgia GO	4.000%	7/1/28	195	203
	Georgia GO	5.000%	7/1/28	430	463
	Georgia GO	5.000%	7/1/28	385	406

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia GO	5.000%	8/1/28	230	248
Georgia GO	3.000%	2/1/29	140	140
Georgia GO	5.000%	2/1/29	625	652
Georgia GO	4.000%	7/1/29	245	258
Georgia GO	5.000%	7/1/29	10	11
Georgia GO	5.000%	7/1/29	170	186
Georgia GO	5.000%	7/1/29	150	161
Georgia GO	5.000%	8/1/29	50	55
Georgia GO	5.000%	2/1/30	100	104
Georgia GO	5.000%	7/1/30	420	459
Georgia GO	5.000%	7/1/30	235	262
Georgia GO	5.000%	7/1/31	75	82
Georgia GO	5.000%	7/1/31	545	618
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	75	75
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	250	257
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	270	284
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	280	300
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	135	147
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	215	239
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/31	190	210
Gwinnett County School District GO	5.000%	8/1/27	285	301
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	75	75
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	640	702
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	300	329
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	440	490
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	4.000%	5/1/26	410	416
				19,102
Hawaii (1.2%)
Hawaii GO	5.000%	10/1/25	135	137
Hawaii GO	5.000%	1/1/26	75	76
Hawaii GO	4.000%	4/1/26	65	66
Hawaii GO	5.000%	5/1/26	140	144
Hawaii GO	5.000%	10/1/26	445	451
Hawaii GO	5.000%	10/1/26	315	327
Hawaii GO	5.000%	4/1/27	165	169
Hawaii GO	5.000%	5/1/27	200	210
Hawaii GO	5.000%	8/1/27	350	351
Hawaii GO	5.000%	10/1/27	215	223
Hawaii GO	5.000%	10/1/27	225	233
Hawaii GO	5.000%	1/1/28	350	373
Hawaii GO	4.000%	4/1/28	285	288
Hawaii GO	5.000%	5/1/28	50	52
Hawaii GO	5.000%	10/1/28	100	103
Hawaii GO	5.000%	1/1/29	210	223
Hawaii GO	4.000%	4/1/29	100	101
Hawaii GO	5.000%	10/1/29	95	98
Hawaii GO	5.000%	1/1/30	235	249
Hawaii GO	4.000%	5/1/30	30	31
Hawaii GO	5.000%	10/1/30	20	21
Hawaii GO	5.000%	1/1/31	145	154
Hawaii GO	4.000%	5/1/31	155	159
Hawaii GO	4.000%	10/1/31	475	481
Hawaii GO	5.000%	10/1/31	105	111
Hawaii GO, Prere.	5.000%	10/1/25	30	30
Hawaii GO, Prere.	5.000%	10/1/25	175	177
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	315	322
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/26	225	233
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	150	157
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	225	236
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	300	320
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/28	150	162
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	230	250
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	150	163
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/29	360	387
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	100	110
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	335	370
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/30	100	107
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	195	216

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	345	387
					8,458
Idaho (0.4%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	230	251
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	60	62
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/26	345	355
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/26	500	514
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/27	500	526
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/28	285	306
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/28	500	537
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	15	16
					2,567
Illinois (6.4%)
	Chicago IL GO	5.000%	1/1/28	155	161
	Chicago IL GO	0.000%	1/1/29	100	87
	Chicago IL GO	5.000%	1/1/29	150	157
	Chicago IL GO	5.000%	1/1/30	625	660
	Chicago IL GO, ETM	5.000%	1/1/26	150	153
	Chicago IL GO, ETM	5.000%	1/1/27	250	256
[5]	Chicago IL GO, ETM	0.000%	1/1/28	210	193
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	530	593
[7]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	210	214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	160	166
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	205	217
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	75	78
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	225	229
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	65	70
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	155	167
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,000	1,017
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	265	290
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	310	344
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	500	507
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	260	292
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	300	319
	Cook County IL GO	4.000%	11/15/25	60	60
	Cook County IL GO	5.000%	11/15/25	265	269
	Cook County IL GO	4.000%	11/15/26	85	87
[2]	Cook County IL GO	5.000%	11/15/26	545	565
	Cook County IL GO	4.000%	11/15/27	615	631
	Cook County IL GO	5.000%	11/15/28	65	70
	Cook County IL GO	5.000%	11/15/29	860	937
	Cook County IL GO	5.000%	11/15/30	65	67
	Cook County IL GO	5.000%	11/15/31	125	129
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/30	500	540
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	585	653
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/28	150	160
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	340	352
	Illinois GO	5.000%	3/1/25	90	90
	Illinois GO	5.000%	3/1/25	740	740
	Illinois GO	5.000%	3/1/25	600	600
	Illinois GO	5.000%	7/1/25	220	222
	Illinois GO	5.000%	11/1/25	150	152
	Illinois GO	5.000%	11/1/25	220	223
	Illinois GO	5.000%	12/1/25	135	137
	Illinois GO	5.000%	2/1/26	190	194
	Illinois GO	5.000%	2/1/26	1,125	1,146
	Illinois GO	5.000%	3/1/26	150	153
	Illinois GO	5.000%	3/1/26	150	153
	Illinois GO	5.000%	5/1/26	500	512
	Illinois GO	5.000%	7/1/26	265	272
	Illinois GO	5.000%	10/1/26	155	160
	Illinois GO	5.000%	11/1/26	1,000	1,034
	Illinois GO	5.000%	2/1/27	265	275
	Illinois GO	5.000%	2/1/27	380	395
	Illinois GO	5.000%	3/1/27	690	717
	Illinois GO	5.000%	3/1/27	200	208
	Illinois GO	5.000%	6/1/27	155	159
	Illinois GO	5.000%	7/1/27	320	335

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	10/1/27	65	68
	Illinois GO	5.000%	10/1/27	50	53
	Illinois GO	5.000%	11/1/27	1,140	1,198
	Illinois GO	5.000%	2/1/28	1,175	1,218
	Illinois GO	5.000%	3/1/28	350	370
	Illinois GO	5.000%	3/1/28	235	248
	Illinois GO	5.000%	3/1/28	150	159
	Illinois GO	5.000%	5/1/28	100	106
	Illinois GO	5.000%	7/1/28	500	531
	Illinois GO	5.000%	10/1/28	190	202
	Illinois GO	5.000%	11/1/28	395	414
	Illinois GO	5.000%	12/1/28	25	26
	Illinois GO	5.000%	2/1/29	90	93
	Illinois GO	5.000%	2/1/29	315	337
	Illinois GO	5.000%	3/1/29	250	268
	Illinois GO	5.000%	5/1/29	100	107
	Illinois GO	5.000%	5/1/29	95	102
	Illinois GO	5.000%	7/1/29	595	641
	Illinois GO	5.000%	10/1/29	140	151
	Illinois GO	5.000%	10/1/29	100	106
	Illinois GO	5.000%	11/1/29	695	728
[2]	Illinois GO	4.000%	2/1/30	425	431
	Illinois GO	5.000%	2/1/30	115	125
	Illinois GO	5.000%	3/1/30	355	386
	Illinois GO	5.000%	5/1/30	100	109
	Illinois GO	5.500%	5/1/30	900	966
	Illinois GO	5.000%	7/1/30	640	698
[2]	Illinois GO	4.000%	2/1/31	185	187
	Illinois GO	5.000%	3/1/31	25	27
	Illinois GO	5.000%	5/1/31	520	573
	Illinois GO	5.000%	7/1/31	105	116
	Illinois GO	5.000%	2/1/32	405	450
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	115	116
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	235	237
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	185	186
	Illinois Sales Tax Revenue	5.000%	6/15/30	140	153
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	425	433
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	390	397
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	135	138
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	150	156
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	345	359
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	105	109
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	655	695
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	390	421
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	390	421
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	205	221
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	560	615
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	137
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	450	485
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	185	203
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	225	247
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	320	323
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	335	340
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/26	435	441
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/27	345	321
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/28	460	413
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	230	241
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/30	500	417
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	135	137
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	245	255
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	20	21
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	480	497
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	350	362
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,100	1,136
	New Lenox IL GO	3.000%	12/15/26	60	60
	Ogle Lee & DeKalb Counties Township High School District No. 212 Rochelle GO	3.000%	12/1/26	60	60
[2]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	215	234
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	10	10
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	1,255	1,366

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	310	341
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	240	249
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	355	375
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	335	359
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	570	620
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/29	1,000	1,000
[2]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	475	475
[2]	St Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/28	25	26
	Will County IL GO, Prere.	5.000%	11/15/25	75	76
					45,752
Indiana (0.3%)
	Carmel Clay Industry Public Library GO	3.000%	7/15/26	65	65
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	285	290
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	25	25
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	200	208
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	135	140
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	305	327
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	305	334
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	315	325
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/29	85	90
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/27	235	221
					2,025
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	60	63
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	165	174
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	125	131
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	150	158
					526
Kansas (0.4%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	200	202
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	355	359
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	695	703
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	450	455
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	565	571
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	25	25
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/31	250	282
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	260	265
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	270	281
					3,143
Kentucky (0.4%)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	260	264
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	325	338
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	260	269
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	355	367
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/27	595	629
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/28	305	329
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/29	60	66
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	465	468
					2,730
Louisiana (0.5%)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	1,000	1,002
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	105	105
	Louisiana GO	5.000%	8/1/26	25	26
	Louisiana GO	5.000%	8/1/27	90	93
	Louisiana GO	5.000%	2/1/28	165	176
	Louisiana GO	5.000%	8/1/28	215	222
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	100	105
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	160	166
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project), Prere.	5.500%	5/15/26	110	112
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/25	1,300	1,323
					3,330
Maryland (3.0%)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	45	46
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	80	81
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	520	520

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	125	130
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	140	145
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	160	169
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	80	83
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	210	223
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	65	69
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	285	284
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	75	79
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	175	181
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	115	115
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/30	100	99
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	100	99
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/31	200	181
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	55	54
Maryland GO	5.000%	3/15/25	10	10
Maryland GO	5.000%	8/1/25	890	899
Maryland GO	5.000%	8/1/25	300	303
Maryland GO	5.000%	8/1/25	295	298
Maryland GO	5.000%	3/15/26	110	113
Maryland GO	5.000%	3/15/26	550	564
Maryland GO	5.000%	3/15/26	415	425
Maryland GO	5.000%	6/1/26	85	85
Maryland GO	3.000%	8/1/26	120	120
Maryland GO	5.000%	8/1/26	190	196
Maryland GO	5.000%	8/1/26	55	57
Maryland GO	5.000%	8/1/26	100	103
Maryland GO	5.000%	3/1/27	80	84
Maryland GO	5.000%	3/15/27	875	917
Maryland GO	5.000%	3/15/27	160	168
Maryland GO	5.000%	3/15/27	275	288
Maryland GO	5.000%	3/15/27	80	84
Maryland GO	4.000%	6/1/27	50	50
Maryland GO	3.000%	8/1/27	215	216
Maryland GO	5.000%	8/1/27	155	164
Maryland GO	5.000%	8/1/27	75	79
Maryland GO	5.000%	8/1/27	30	32
Maryland GO	5.000%	8/1/27	100	106
Maryland GO	4.000%	3/1/28	240	249
Maryland GO	5.000%	3/15/28	75	78
Maryland GO	5.000%	3/15/28	370	396
Maryland GO	5.000%	3/15/28	125	134
Maryland GO	4.000%	6/1/28	80	80
Maryland GO	5.000%	6/1/28	150	161
Maryland GO	4.000%	8/1/28	45	47
Maryland GO	5.000%	8/1/28	210	226
Maryland GO	5.000%	8/1/28	705	760
Maryland GO	5.000%	8/1/28	890	959
Maryland GO	4.000%	3/1/29	200	210
Maryland GO	5.000%	3/1/29	225	245
Maryland GO	5.000%	3/15/29	100	109
Maryland GO	5.000%	3/15/29	510	556
Maryland GO	4.000%	6/1/29	200	200
Maryland GO	4.000%	8/1/29	180	190
Maryland GO	5.000%	8/1/29	200	220
Maryland GO	5.000%	8/1/29	490	527
Maryland GO	5.000%	8/1/29	500	526
Maryland GO	5.000%	8/1/29	90	99
Maryland GO	5.000%	3/15/30	160	170
Maryland GO	5.000%	3/15/30	280	305
Maryland GO	5.000%	3/15/30	230	255
Maryland GO	3.250%	8/1/30	150	150
Maryland GO	5.000%	8/1/30	155	170
Maryland GO	5.000%	8/1/30	505	564
Maryland GO	5.000%	8/1/30	260	290
Maryland GO	5.000%	8/1/30	315	338
Maryland GO	5.000%	3/1/31	295	333
Maryland GO	5.000%	3/15/31	1,000	1,084
Maryland GO	5.000%	3/15/31	235	259
Maryland GO	5.000%	3/15/31	245	276
Maryland GO	5.000%	8/1/31	180	196

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	5.000%	8/1/31	240	266
	Maryland GO	5.000%	8/1/31	265	301
	Maryland GO	5.000%	3/1/32	150	168
	Maryland GO	5.000%	3/15/32	125	138
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/26	135	139
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/26	430	442
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	135	144
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Project)	5.000%	7/1/31	50	56
	Montgomery County MD GO	5.000%	10/1/25	135	137
	Montgomery County MD GO	5.000%	10/1/26	360	373
	Montgomery County MD GO	5.000%	10/1/27	115	122
	Montgomery County MD GO	5.000%	12/1/29	120	133
	Prince George's County MD GO	5.000%	7/15/26	80	83
	Prince George's County MD GO	5.000%	9/15/26	45	47
	Prince George's County MD GO	5.000%	7/15/27	315	333
	Prince George's County MD GO	5.000%	7/15/28	160	172
	Prince George's County MD GO	3.000%	9/15/28	175	176
	Prince George's County MD GO	5.000%	7/15/29	300	322
					21,833
Massachusetts (3.0%)
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Government Fund/Grant Revenue	5.000%	6/15/26	260	262
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Government Fund/Grant Revenue GAN	5.000%	6/15/26	305	305
	Commonwealth of Massachusetts GO	5.000%	3/1/25	250	250
	Commonwealth of Massachusetts GO	5.000%	5/1/25	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/25	405	408
[2]	Commonwealth of Massachusetts GO	5.250%	9/1/25	305	309
	Commonwealth of Massachusetts GO	3.000%	12/1/25	150	150
	Commonwealth of Massachusetts GO	5.000%	1/1/26	200	204
	Commonwealth of Massachusetts GO	5.000%	3/1/26	50	51
	Commonwealth of Massachusetts GO	5.000%	4/1/26	5	5
	Commonwealth of Massachusetts GO	5.000%	5/1/26	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/26	130	134
	Commonwealth of Massachusetts GO	5.000%	7/1/26	515	531
	Commonwealth of Massachusetts GO	5.000%	7/1/26	345	356
	Commonwealth of Massachusetts GO	5.000%	7/1/26	255	263
	Commonwealth of Massachusetts GO	5.000%	10/1/26	140	145
	Commonwealth of Massachusetts GO	5.000%	11/1/26	95	99
	Commonwealth of Massachusetts GO	5.000%	11/1/26	195	203
	Commonwealth of Massachusetts GO	3.000%	12/1/26	105	106
	Commonwealth of Massachusetts GO	5.000%	12/1/26	220	229
	Commonwealth of Massachusetts GO	5.000%	1/1/27	315	329
	Commonwealth of Massachusetts GO	5.000%	5/1/27	100	105
	Commonwealth of Massachusetts GO	5.000%	7/1/27	210	222
	Commonwealth of Massachusetts GO	5.000%	7/1/27	250	258
	Commonwealth of Massachusetts GO	5.000%	7/1/27	185	195
	Commonwealth of Massachusetts GO	5.000%	7/1/27	145	153
	Commonwealth of Massachusetts GO	5.000%	9/1/27	165	175
	Commonwealth of Massachusetts GO	5.000%	10/1/27	195	207
	Commonwealth of Massachusetts GO	5.000%	11/1/27	235	250
	Commonwealth of Massachusetts GO	3.000%	12/1/27	300	301
	Commonwealth of Massachusetts GO	5.000%	1/1/28	600	640
	Commonwealth of Massachusetts GO	5.000%	5/1/28	100	107
	Commonwealth of Massachusetts GO	3.000%	7/1/28	275	274
	Commonwealth of Massachusetts GO	3.250%	7/1/28	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/28	150	155
	Commonwealth of Massachusetts GO	5.000%	7/1/28	510	550
	Commonwealth of Massachusetts GO	5.000%	7/1/28	300	323
	Commonwealth of Massachusetts GO	5.250%	8/1/28	215	234
	Commonwealth of Massachusetts GO	5.000%	11/1/28	125	136
	Commonwealth of Massachusetts GO	5.000%	11/1/28	20	22
	Commonwealth of Massachusetts GO	5.000%	1/1/29	55	59
	Commonwealth of Massachusetts GO	5.000%	5/1/29	100	110
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10	10
	Commonwealth of Massachusetts GO	5.000%	7/1/29	390	428
	Commonwealth of Massachusetts GO	5.000%	7/1/29	160	176
	Commonwealth of Massachusetts GO	5.000%	9/1/29	5	6
	Commonwealth of Massachusetts GO	5.000%	10/1/29	450	497

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/29	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/30	115	122
	Commonwealth of Massachusetts GO	5.000%	1/1/30	25	27
	Commonwealth of Massachusetts GO	5.000%	3/1/30	295	328
	Commonwealth of Massachusetts GO	5.000%	7/1/30	30	30
	Commonwealth of Massachusetts GO	5.000%	7/1/30	215	240
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/30	695	781
	Commonwealth of Massachusetts GO	5.000%	9/1/30	130	146
	Commonwealth of Massachusetts GO	5.000%	9/1/30	385	422
	Commonwealth of Massachusetts GO	5.000%	11/1/30	220	247
	Commonwealth of Massachusetts GO	5.000%	11/1/30	200	225
	Commonwealth of Massachusetts GO	5.000%	12/1/30	500	563
	Commonwealth of Massachusetts GO	5.000%	1/1/31	30	32
	Commonwealth of Massachusetts GO	5.000%	3/1/31	415	469
	Commonwealth of Massachusetts GO	5.000%	5/1/31	115	130
	Commonwealth of Massachusetts GO	5.000%	7/1/31	325	334
	Commonwealth of Massachusetts GO	5.000%	7/1/31	125	129
	Commonwealth of Massachusetts GO	5.000%	9/1/31	255	290
	Commonwealth of Massachusetts GO	5.000%	10/1/31	160	182
	Commonwealth of Massachusetts GO	5.000%	11/1/31	55	58
	Commonwealth of Massachusetts GO	5.000%	11/1/31	225	257
	Commonwealth of Massachusetts GO	5.000%	12/1/31	165	188
	Commonwealth of Massachusetts GO	5.000%	3/1/32	380	436
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	285	299
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	65	72
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/26	215	219
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	250	252
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	135	139
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	95	100
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	55	47
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	80	88
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	20	22
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	105	119
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	250	285
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	275	277
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	125	115
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/29	105	93
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/27	255	263
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	150	159
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	110	112
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/30	235	261
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/31	35	36
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	115	116
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	160	162
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	25	25
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	205	210
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	230	235
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	55	57
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	95	99
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	50	54
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	111
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	250	258
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	365	379
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	40	43
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	25	27
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	165	170
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	150	155
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	375	395
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	5	5
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	400	413
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	75	78
					21,848
Michigan (1.1%)
[2,8]	Detroit City School District GO	6.000%	5/1/29	280	302
[2,8]	Detroit City School District GO	5.250%	5/1/30	200	222
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	235	237
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	200	206
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	115	118

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	40	41
Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	460	484
Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	185	190
Michigan Appropriations Revenue GAN	5.000%	3/15/25	295	295
Michigan Appropriations Revenue GAN	5.000%	3/15/26	280	287
Michigan Appropriations Revenue GAN	5.000%	3/15/27	300	313
Michigan Finance Authority Water Revenue	5.000%	10/1/27	70	72
Michigan Finance Authority Water Revenue	5.000%	10/1/28	195	202
Michigan Finance Authority Water Revenue	5.000%	10/1/29	150	155
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	245	253
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	600	618
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/26	165	171
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	110	111
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	290	294
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	100	108
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	100	101
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	140	142
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	400	405
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	95	101
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	50	54
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	350	387
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	440	495
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/29	205	226
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	320	360
University of Michigan College & University Revenue	5.000%	4/1/26	70	72
University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	385	395
University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	175	179
University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	105	110
				7,706
Minnesota (1.3%)
Metropolitan Council GAN GO	5.000%	12/1/25	820	834
Metropolitan Council GAN GO	5.000%	12/1/26	300	312
Metropolitan Council GAN GO	5.000%	12/1/27	100	106
Metropolitan Council GAN GO	5.000%	12/1/28	350	379
Metropolitan Council GAN GO	5.000%	12/1/29	180	199
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	100	104
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	230	239
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	190	197
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	590	611
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	545	564
Minnesota Appropriations Revenue	5.000%	3/1/27	190	199
Minnesota Appropriations Revenue	5.000%	3/1/28	260	277
Minnesota Appropriations Revenue	5.000%	3/1/29	130	141
Minnesota GO	5.000%	8/1/25	440	444
Minnesota GO	5.000%	8/1/25	75	76
Minnesota GO	5.000%	8/1/25	230	232
Minnesota GO	5.000%	8/1/26	130	134
Minnesota GO	5.000%	8/1/26	275	284
Minnesota GO	5.000%	8/1/26	120	124
Minnesota GO	5.000%	8/1/26	105	109
Minnesota GO	5.000%	9/1/26	635	658
Minnesota GO	5.000%	10/1/26	55	57
Minnesota GO	5.000%	8/1/27	120	121
Minnesota GO	5.000%	8/1/27	70	72
Minnesota GO	5.000%	9/1/27	145	154
Minnesota GO	5.000%	10/1/27	190	201
Minnesota GO	5.000%	8/1/28	175	189
Minnesota GO	5.000%	8/1/28	350	377
Minnesota GO	5.000%	9/1/28	100	108
Minnesota GO	3.000%	10/1/29	100	100
Minnesota GO	5.000%	8/1/30	170	190
Minnesota GO	5.000%	9/1/30	240	268
Minnesota GO	3.000%	10/1/30	500	499
Minnesota GO	5.000%	9/1/31	305	346
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/26	10	10
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	190	199
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/31	290	327
				9,441

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi (0.3%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/31	300	332
	Mississippi GO	5.000%	10/1/26	425	431
	Mississippi GO	5.000%	10/1/27	485	514
	Mississippi GO	5.000%	10/1/29	55	58
	Mississippi GO, Prere.	5.000%	10/1/27	345	365
	Mississippi GO, Prere.	5.000%	10/1/27	20	21
	Mississippi GO, Prere.	5.000%	10/1/27	85	90
	Mississippi GO, Prere.	5.000%	10/1/27	25	26
					1,837
Missouri (0.2%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	120	126
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/26	200	205
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	40	40
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	250	251
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	270	277
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	270	280
	Springfield MO Public Utility Multiple Utility Revenue	3.375%	8/1/30	110	110
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	100	109
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	335	375
					1,773
Nebraska (0.2%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	715	761
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	235	255
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/31	570	618
					1,634
Nevada (1.0%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	45	45
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	115	118
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	110	116
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	470	504
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,270	1,385
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	125	136
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	85	92
	Clark County NV GO	5.000%	11/1/26	405	420
	Clark County NV GO	5.000%	11/1/27	20	21
	Clark County NV GO	5.000%	11/1/28	100	104
	Clark County NV GO	4.000%	11/1/31	145	147
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	140	144
	Clark County School District GO	5.000%	6/15/25	95	96
	Clark County School District GO	5.000%	6/15/25	525	528
	Clark County School District GO	5.000%	6/15/26	675	686
	Clark County School District GO	5.000%	6/15/26	435	447
	Clark County School District GO	5.000%	6/15/27	490	497
	Las Vegas Valley Water District GO	5.000%	12/1/25	95	96
	Nevada GO	5.000%	5/1/25	215	216
	Nevada GO	5.000%	4/1/26	40	40
	Nevada GO	5.000%	4/1/27	15	15
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	155	158
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	380	391
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	330	339
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	235	241
					6,982
New Jersey (6.1%)
[7]	Bayonne NJ GO, Prere.	5.000%	7/1/26	155	160
[2]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	290	307
[2]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	150	137
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	500	501
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	176
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	340	341
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	750	754
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	275	286
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	345	368
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	145	146
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	500	520
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	10	10
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,395	1,404

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	500	503
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	20	20
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,175	1,183
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	140	141
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,040	1,047
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	140	145
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	50	52
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	120	125
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,000	1,051
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,225	1,287
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	325	325
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	150	153
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	1,100	1,130
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	1,110	1,181
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	255	263
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	185	191
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/27	630	650
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	25	26
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	275	288
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	15	16
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	80	84
	New Jersey GO	5.000%	6/1/25	1,310	1,317
	New Jersey GO	5.000%	6/1/26	760	782
	New Jersey GO	5.000%	6/1/27	520	547
	New Jersey GO	5.000%	6/1/28	1,070	1,147
	New Jersey GO	5.000%	6/1/29	240	262
	New Jersey GO	4.000%	6/1/30	1,340	1,423
	New Jersey GO	4.000%	6/1/31	1,065	1,138
	New Jersey GO, Prere.	5.000%	6/1/25	100	101
	New Jersey GO, Prere.	5.000%	6/1/25	150	151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	250	252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	200	203
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,016
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	320	303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	305	289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	150	156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	150	156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,230	1,262
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	415	436
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,010	926
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	100	92
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	190	201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	280	297
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	530	544
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	530	567
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	100	107
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	210	186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	315	279
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	445	394
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	280	302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	110	113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	360	392
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	205	223
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	395	339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	900	769
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,250	1,281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	100	102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,000	2,210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	145	160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	525	580
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	180	148
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	20	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	155	156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	210	235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	250	280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	430	481
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	185	146
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,070	847
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	500	514
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	120	134

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	300	326
[5]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/25	160	161
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	10	10
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	105	105
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	300	313
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	600	625
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	75	79
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	830	845
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	110	117
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	85	88
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	375	398
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	60	64
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	335	362
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	200	220
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	300	317
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	520	550
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	25	25
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	100	112
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	60	62
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	65	69
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	110	116
					43,897
New Mexico (0.7%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	160	165
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	165	170
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	250	263
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	130	137
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	495	530
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	385	420
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	200	222
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	500	504
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/26	1,110	1,144
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	335	353
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	200	218
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	40	44
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	205	224
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	280	310
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	220	244
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	125	140
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	145	162
					5,250
New York (16.4%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	100	102
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/26	100	104
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/28	100	109
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/30	200	226
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	235	241
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	225	231
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/29	375	409
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/29	50	55
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	270	300
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	205	213
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	280	311
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	60	67
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/30	185	207
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	240	245
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	120	134
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	255	287
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/31	445	505
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	105	106
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	225	225
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	225	225
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	335	335
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	105	108
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	35	36
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	500	513
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	170	179
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	110	116
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/27	210	223

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/27	205	218
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	150	152
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	70	71
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	35	35
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	540	554
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	105	108
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	25	26
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	275	305
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	80	84
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	15	16
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	235	245
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/25	60	60
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	20	21
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	20	22
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/29	175	151
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	85	88
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	340	330
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	425	417
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	420	412
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/28	295	307
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/29	565	587
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/28	110	109
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/30	545	449
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	455	462
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	390	396
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	350	357
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	245	254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	620	643
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	405	420
[2]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	535	558
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	270	247
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	375	396
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	100	106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	75	78
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	70	72
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	220	232
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	920	978
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	435	369
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	670	710
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	140	148
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	270	286
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	990	1,091
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	100	110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	300	331
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	100	101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	500	557
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	120	137
	Nassau County NY GO	5.000%	10/1/27	5	5
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	55	59
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	375	378
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	120	124
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	430	430
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	180	183
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	375	381
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	115	116
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	300	305
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	110	116
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	465	473
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	275	286
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	120	129
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	565	587
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	90	91
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	100	108
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	315	346
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	210	223
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	295	297
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	50	53
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	225	252

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	150	152
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	105	118
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	100	108
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	155	174
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	50	56
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	60	67
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	415	472
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	80	80
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	125	131
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	165	166
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	130	131
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	1,055	1,064
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	70	72
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	140	148
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	150	159
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	175	185
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	300	324
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	120	126
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	105	112
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	300	302
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	100	112
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	155	174
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	190	216
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	315	337
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	135	137
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	180	193
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	120	122
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	455	486
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	160	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	285	289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	110	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	370	385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	90	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	80	81
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	105	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	235	249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	230	244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	240	254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	125	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	120	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	440	475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	255	275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	420	453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	195	199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	140	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	145	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	260	267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	115	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	350	384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	335	368
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	255	265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	330	334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	380	397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	55	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	110	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	255	255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	250	261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	775	864
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	105	117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	345	385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	125	139

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	420	427
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	70	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	80	81
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	215	239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	110	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	80	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	325	341
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	145	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	120	135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	205	232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	70	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/25	135	136
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/25	875	883
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	95	96
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	100	106
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	750	795
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	400	424
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	200	216
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	250	270
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	515	556
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	500	544
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	250	272
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	545	598
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	250	274
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	500	549
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	240	265
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	90	100
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	100	111
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	535	596
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	250	279
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	265	300
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	780	882
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	500	565
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/25	235	237
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/25	10	10
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	5	5
New York GO	5.000%	3/15/30	30	34
New York GO	5.000%	3/1/32	105	119
New York NY GO	5.000%	8/1/25	165	167
New York NY GO	5.000%	8/1/25	200	200
New York NY GO	5.000%	8/1/25	370	374
New York NY GO	5.000%	8/1/25	40	40
New York NY GO	5.000%	8/1/25	560	565
New York NY GO	5.000%	8/1/25	315	318
New York NY GO	5.000%	8/1/25	475	480
New York NY GO	5.000%	8/1/25	60	61
New York NY GO	5.000%	8/1/25	190	192
New York NY GO	5.000%	8/1/25	625	631
New York NY GO	5.000%	8/1/25	100	101
New York NY GO	5.000%	8/1/25	300	303
New York NY GO	5.000%	8/1/25	300	303
New York NY GO	5.000%	8/1/25	200	202
New York NY GO	5.000%	8/1/25	250	252
New York NY GO	5.000%	8/1/26	240	245
New York NY GO	5.000%	8/1/26	10	10
New York NY GO	5.000%	8/1/26	110	114
New York NY GO	5.000%	8/1/26	2,620	2,709
New York NY GO	5.000%	8/1/26	255	264
New York NY GO	5.000%	8/1/26	40	41
New York NY GO	5.000%	8/1/26	200	207
New York NY GO	5.000%	8/1/26	85	88
New York NY GO	5.000%	8/1/26	230	238
New York NY GO	5.000%	8/1/26	100	103
New York NY GO	5.000%	8/1/26	100	103
New York NY GO	5.000%	8/1/26	45	47
New York NY GO	5.000%	8/1/26	300	310
New York NY GO	5.000%	9/1/26	500	518
New York NY GO	5.000%	3/1/27	45	47
New York NY GO	5.000%	8/1/27	20	20

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/27	155	160
	New York NY GO	5.000%	8/1/27	300	317
	New York NY GO	5.000%	8/1/27	100	106
	New York NY GO	5.000%	8/1/27	190	198
	New York NY GO	5.000%	8/1/27	1,160	1,225
	New York NY GO	5.000%	8/1/27	295	311
	New York NY GO	5.000%	8/1/27	135	143
	New York NY GO	5.000%	8/1/27	195	206
	New York NY GO	5.000%	8/1/28	150	151
	New York NY GO	5.000%	8/1/28	425	443
	New York NY GO	5.000%	8/1/28	360	379
	New York NY GO	5.000%	8/1/28	215	228
	New York NY GO	5.000%	8/1/28	180	194
	New York NY GO	5.000%	8/1/28	160	172
	New York NY GO	5.000%	8/1/28	220	237
	New York NY GO	5.000%	8/1/28	315	339
	New York NY GO	5.000%	8/1/28	1,000	1,076
	New York NY GO	5.000%	9/1/28	500	539
	New York NY GO	5.000%	8/1/29	135	142
	New York NY GO	5.000%	8/1/29	200	219
	New York NY GO	5.000%	8/1/29	135	148
	New York NY GO	5.000%	8/1/29	160	175
	New York NY GO	5.000%	8/1/29	570	624
	New York NY GO	5.000%	8/1/29	145	159
	New York NY GO	5.000%	8/1/29	330	362
	New York NY GO	5.000%	10/1/29	60	66
	New York NY GO	5.000%	4/1/30	205	227
	New York NY GO	5.000%	8/1/30	5	5
	New York NY GO	5.000%	8/1/30	115	118
	New York NY GO	5.000%	8/1/30	165	184
	New York NY GO	5.000%	8/1/30	355	395
	New York NY GO	5.000%	8/1/30	540	601
	New York NY GO	5.000%	8/1/30	100	111
	New York NY GO	5.000%	8/1/30	10	11
	New York NY GO	5.000%	8/1/30	190	212
	New York NY GO	5.000%	8/1/30	160	178
	New York NY GO	5.000%	9/1/30	70	78
	New York NY GO	5.000%	10/1/30	20	22
	New York NY GO	5.000%	10/1/30	180	201
	New York NY GO	5.250%	10/1/30	35	37
	New York NY GO	5.000%	3/1/31	800	897
	New York NY GO	5.000%	8/1/31	95	100
	New York NY GO	5.000%	8/1/31	300	333
	New York NY GO	5.000%	8/1/31	490	552
	New York NY GO	5.000%	8/1/31	675	749
	New York NY GO	5.000%	8/1/31	330	372
	New York NY GO	5.000%	8/1/31	35	39
	New York NY GO	5.000%	8/1/31	140	140
	New York NY GO	5.000%	8/1/31	235	265
	New York NY GO	5.000%	10/1/31	255	288
	New York NY GO	5.250%	10/1/31	115	122
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	100	107
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	100	109
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	35	37
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	50	56
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	220	226
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	90	103
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/31	250	287
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	35	36
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	100	107
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	305	327
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	350	382
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	190	198
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	460	484
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	85	86
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	130	130
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5	6
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	100	111

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	200	217
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	120	133
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	255	283
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/30	215	230
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	110	116
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	245	255
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	650	717
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,295	1,296
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	180	203
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	265	284
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	95	103
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	440	490
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,205	1,358
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	290	327
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	700	733
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	145	146
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	120	137
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	145	145
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	250	250
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	450	450
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	120	123
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	80	82
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	100	102
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	25	26
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	165	173
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	335	351
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	185	198
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	310	331
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/29	500	546
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	500	500
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	615	615
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	250	250
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	500	504
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	30	30
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	300	310
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	130	135
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	110	115
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	175	185
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	140	148
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	170	172
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	265	269
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	95	101
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	200	216
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	200	211
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	211
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	224
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	290	329
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	160	165
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	100	108
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	195	201
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	200	220
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	180	185
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	100	112
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	100	103
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	165	187
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	190	204
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	560	574
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	250	268
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	325	354

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	190	211
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	160	180
New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/29	60	65
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	350	375
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	350	382
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	375	379
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	150	155
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	375	391
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	350	390
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	335	345
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	145	154
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	185	197
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	560	601
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	270	273
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	50
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	155	155
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	50	51
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	185	190
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	220	226
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	105	110
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	75	79
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	435	435
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	65	66
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	45	46
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	95	96
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	200	208
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	170	176
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	120	126
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	100	102
New York State Thruway Authority Highway Revenue	5.000%	1/1/27	210	220
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	250	271
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	35	38
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	5	6
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	70	78
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	250	283
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	50	57
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	165	183
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	230	259
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	105	108
New York State Thruway Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/25	110	110
New York State Thruway Authority State Personal Income Tax Revenue	5.000%	3/15/32	110	125
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	100	102
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	75	75
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/26	75	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	150	152
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	70	73
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	200	203
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	100	109
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	75	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	150	160
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	100	112
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	160	162
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	360	361
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	35	38
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	285	290
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	350	365
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	250	261
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	315	335
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	325	353
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	445	483
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	200	217
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	300	256
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	295	309
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	270	298
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	250	206
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	523
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	5	6

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	230	182
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	245	256
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	170	173
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	755	777
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	555	587
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	425	450
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	80	86
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	440	475
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	175	192
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	215	238
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	500	557
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	845	946
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	100	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	300	338
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	40	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	50	51
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	435	438
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	280	282
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	85	86
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	605	623
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	270	278
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	50	52
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	100	105
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	580	609
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	650	689
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	106
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	150	162
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	100	108
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	100	109
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	110	120
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	120	132
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	265	295
				117,887
North Carolina (1.4%)
Guilford County NC GO	5.000%	3/1/25	60	60
North Carolina Appropriations Revenue	5.000%	5/1/25	280	281
North Carolina Appropriations Revenue	5.000%	6/1/25	95	95
North Carolina Appropriations Revenue	5.000%	5/1/26	475	488
North Carolina Appropriations Revenue	5.000%	5/1/27	695	730
North Carolina Appropriations Revenue	5.000%	5/1/28	395	414
North Carolina Appropriations Revenue	5.000%	5/1/29	570	597
North Carolina Appropriations Revenue	5.000%	5/1/30	310	324
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	245	246
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	30	31
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/27	40	42
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	245	263
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	285	311
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	50	55
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	265	293
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	430	436
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,145	1,160
North Carolina GO	5.000%	6/1/25	10	10
North Carolina GO	5.000%	6/1/26	225	232
North Carolina GO	5.000%	6/1/27	45	46
North Carolina GO	5.000%	6/1/28	180	185
North Carolina GO	5.000%	6/1/30	130	142
North Carolina GO	4.000%	6/1/31	150	157
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	130	130
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	375	375
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	10	10
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	330	338
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	805	841
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	175	175
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	115	125
North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	560	606
North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	130	140
North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	125	135
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	310	315
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	310	315

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	40	41
	Wake County NC GO	5.000%	3/1/25	85	85
					10,229
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	110	110
Ohio (1.9%)
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	100	102
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	170	177
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	115	122
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	270	292
[5]	Cincinnati City School District GO	5.250%	12/1/29	220	243
	Columbus OH GO	5.000%	7/1/25	200	202
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	390	401
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	15	15
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	45	49
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	20	22
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	75	76
	Ohio GO	5.000%	5/1/25	240	241
	Ohio GO	5.000%	8/1/25	470	475
	Ohio GO	5.000%	8/1/25	125	126
	Ohio GO	5.000%	9/15/25	295	299
	Ohio GO	5.000%	8/1/26	50	52
	Ohio GO	5.000%	9/15/26	150	155
	Ohio GO	5.000%	8/1/27	420	444
	Ohio GO	5.000%	5/1/28	125	134
	Ohio GO	5.000%	8/1/28	115	124
	Ohio GO	5.000%	9/15/29	260	286
	Ohio GO	5.000%	11/1/30	705	790
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	65	68
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	125	133
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	75	77
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	250	257
	Ohio State University College & University Revenue	5.000%	12/1/29	325	357
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	150	162
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	60	64
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	100	106
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	50	56
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	40	42
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	330	352
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	105	107
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	105	107
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	215	221
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	310	319
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	175	184
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/29	550	607
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/30	400	449
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	700	796
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue, Prere.	5.000%	12/1/25	1,000	1,016
	Ohio Water Development Authority Water Revenue	5.000%	6/1/28	250	268
	Ohio Water Development Authority Water Revenue	5.000%	12/1/28	600	650
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	1,020	1,109
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	755	828
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/32	185	205
	Upper Arlington City School District GO, Prere.	5.000%	12/1/27	100	106
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	50	51
					13,524
Oklahoma (0.8%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	270	266
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	675	691
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/25	210	211
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/26	60	62
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	45	47
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	220	228
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/29	70	73
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	100	103
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	25	26

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/27	50	50
Oklahoma County Independent School District No. 12 Edmond GO	3.000%	3/1/26	55	55
Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/25	1,215	1,215
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/27	325	334
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/28	25	26
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/27	155	162
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/28	150	159
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	200	223
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	320	326
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	165	172
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	375	398
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	220	242
Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	620	623
				5,692
Oregon (0.4%)
Multnomah County OR GO	5.000%	6/15/27	185	195
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	180	181
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	230	232
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/26	105	108
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	105	111
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/25	120	120
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	70	71
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	135	141
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/29	500	551
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/30	345	386
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/31	165	187
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	100	108
Oregon State Lottery Revenue	5.000%	4/1/27	10	10
Oregon State Lottery Revenue	5.000%	4/1/28	95	95
Oregon Tri-County Metropolitan Transportation District Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	305	323
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	360	381
Washington County OR GO, Prere.	3.000%	7/1/29	20	20
				3,220
Pennsylvania (3.6%)
Allegheny County PA GO	5.000%	11/1/28	45	47
Allegheny County PA GO	5.000%	11/1/29	455	471
Commonwealth of Pennsylvania GO	5.000%	3/1/25	125	125
Commonwealth of Pennsylvania GO	5.000%	3/15/25	175	175
Commonwealth of Pennsylvania GO	5.000%	7/15/25	300	302
Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,720	1,738
Commonwealth of Pennsylvania GO	5.000%	9/1/25	165	167
Commonwealth of Pennsylvania GO	5.000%	9/15/25	375	380
Commonwealth of Pennsylvania GO	5.000%	9/15/25	205	207
Commonwealth of Pennsylvania GO	5.000%	10/1/25	575	583
Commonwealth of Pennsylvania GO	5.000%	1/1/26	630	642
Commonwealth of Pennsylvania GO	5.000%	3/1/26	20	20
Commonwealth of Pennsylvania GO	5.000%	3/15/26	235	235
Commonwealth of Pennsylvania GO	5.000%	7/15/26	120	124
Commonwealth of Pennsylvania GO	5.000%	9/1/26	200	207
Commonwealth of Pennsylvania GO	5.000%	9/15/26	530	549
Commonwealth of Pennsylvania GO	5.000%	9/15/26	165	171
Commonwealth of Pennsylvania GO	5.000%	10/1/26	125	130
Commonwealth of Pennsylvania GO	5.000%	1/1/27	510	532
Commonwealth of Pennsylvania GO	5.000%	1/15/27	140	146
Commonwealth of Pennsylvania GO	5.000%	3/1/27	60	63
Commonwealth of Pennsylvania GO	5.000%	3/15/27	30	30
Commonwealth of Pennsylvania GO	5.000%	7/15/27	510	537
Commonwealth of Pennsylvania GO	5.000%	9/1/27	250	264
Commonwealth of Pennsylvania GO	5.000%	9/15/27	160	165
Commonwealth of Pennsylvania GO	5.000%	1/1/28	230	239
Commonwealth of Pennsylvania GO	5.000%	1/15/28	575	598
Commonwealth of Pennsylvania GO	4.000%	2/15/28	210	217
Commonwealth of Pennsylvania GO	5.000%	3/1/28	125	133
Commonwealth of Pennsylvania GO	5.000%	3/15/28	170	170
Commonwealth of Pennsylvania GO	5.000%	7/15/28	285	306
Commonwealth of Pennsylvania GO	5.000%	9/1/28	400	431
Commonwealth of Pennsylvania GO	5.000%	10/1/28	250	270
Commonwealth of Pennsylvania GO	4.000%	1/1/29	100	102
Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,025	1,027

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	500	547
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	445	447
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	625	685
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	325	335
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	525	518
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	250	251
	Commonwealth of Pennsylvania GO	5.000%	8/15/30	250	279
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	335	373
	Commonwealth of Pennsylvania GO	4.000%	9/15/30	190	193
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	285	318
	Commonwealth of Pennsylvania GO	3.000%	1/1/31	295	288
	Commonwealth of Pennsylvania GO	4.000%	2/15/31	250	265
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	110	110
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	85	96
	Commonwealth of Pennsylvania GO	5.000%	8/15/31	165	187
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	500	566
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	150	152
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	200	204
[3]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	1,475	1,595
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	30	30
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	65	66
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	210	213
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	80	82
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	110	114
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	520	523
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	60	62
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	690	708
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	675	699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	100	113
	Philadelphia PA GO	5.000%	8/1/25	145	146
	Philadelphia PA GO	5.000%	8/1/26	120	124
[2]	Philadelphia PA GO	5.000%	8/1/30	100	105
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/31	250	280
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	295	305
	School District of Philadelphia GO	5.000%	9/1/26	715	738
[7]	School District of Philadelphia GO	5.000%	9/1/27	175	181
	School District of Philadelphia GO	5.000%	9/1/29	25	26
[2]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	205	221
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	310	335
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	500	516
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	890	901
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	300	326
					25,826
Rhode Island (0.3%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	455	458
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	605	621
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	175	179
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	285	292
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	45	46
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/29	200	211
					1,807
South Carolina (0.5%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25	120	122
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	120	125
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	5	5
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	740	752
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	50	52
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	245	260
	Horry County SC School District GO	5.000%	3/1/29	100	109
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	240	240
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	100	100
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	140	143
[1]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	250	254
[1]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	250	259
[1]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/28	75	81
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	645	669

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	250	269
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/30	60	67
					3,507
South Dakota (0.0%)
[7]	Brandon South Dakota Sales Tax Revenue	3.000%	12/1/26	55	55
Tennessee (0.5%)
	Memphis TN GO	5.000%	4/1/26	30	30
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	315	317
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	85	87
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	210	217
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	495	510
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	310	323
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	145	153
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	120	125
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	355	364
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	150	144
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	30	32
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	165	168
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/29	65	70
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	10	11
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/30	105	107
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	15	16
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/31	60	64
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	230	233
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	600	609
					3,580
Texas (8.0%)
	Alamo Community College District GO	5.000%	2/15/26	100	102
	Alamo Community College District GO	5.000%	2/15/27	75	78
	Alamo Community College District GO	5.000%	2/15/29	385	417
	Austin Independent School District GO	5.000%	8/1/25	260	262
	Austin TX GO	2.950%	9/1/27	220	219
[5]	Austin TX Multiple Utility Revenue	5.250%	5/15/25	70	70
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	325	351
	Bexar County TX GO, Prere.	5.000%	6/15/26	2,335	2,401
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	575	581
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	195	197
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	285	295
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	165	171
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	135	140
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	95	98
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	700	723
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	100	106
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	300	317
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	145	153
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	300	323
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	395	434
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	250	274
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	105	115
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/30	1,170	1,306
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	300	340
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	435	493
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	475	538
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	50	50
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	495	554
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	135	145
[9]	Conroe Independent School District GO	5.000%	2/15/29	180	195
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	300	307
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	275	281
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	100	105
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	200	218
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	200	221
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/32	100	113
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	290	315
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	355	389
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	245	269

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/31	80	91
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	600	610
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	50	51
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	660	671
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	100	105
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	365	370
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	100	101
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	190	197
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	70	74
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	105	113
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	100	108
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	240	263
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	50	56
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	210	234
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	50	57
[9]	Dallas Independent School District GO	5.000%	2/15/30	500	551
[9]	Dallas Independent School District GO PUT	5.000%	2/15/26	295	301
[9]	Dallas Independent School District GO PUT	5.000%	2/15/27	195	203
[9]	Dallas Independent School District GO PUT	5.000%	2/15/28	305	323
[9]	Dallas Independent School District GO PUT	5.000%	2/15/29	80	86
[9]	Dallas Independent School District GO PUT	5.000%	2/15/30	80	87
[9]	Dallas Independent School District GO PUT	5.000%	2/15/31	190	210
	Dallas TX GO	5.000%	2/15/26	515	526
	Dallas TX GO	5.000%	2/15/27	150	157
	Dallas TX GO	5.000%	2/15/27	145	151
	Dallas TX GO	5.000%	2/15/28	100	107
	Dallas TX GO	5.000%	2/15/29	60	65
	Dallas TX GO	5.000%	2/15/30	100	110
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	70	71
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	5	5
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	100	101
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	175	177
[9]	Fort Bend Independent School District GO	5.000%	8/15/25	500	505
[9]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	370	354
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	770	786
[9]	Fort Worth Independent School District GO	5.000%	2/15/28	105	105
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	250	264
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	290	313
	Harris County TX GO	5.000%	10/1/25	205	208
	Harris County TX GO	5.000%	10/1/26	130	132
	Harris County TX GO	5.000%	10/1/26	330	342
	Harris County TX GO	5.000%	10/1/27	155	157
	Harris County TX Highway Revenue	5.000%	8/15/25	230	232
	Harris County TX Highway Revenue	5.000%	8/15/30	145	149
	Harris County TX Highway Revenue	5.000%	8/15/31	265	273
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/29	145	158
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/30	45	50
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/31	680	721
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	520	550
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	660	722
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	955	1,060
[9]	Houston Independent School District GO	5.000%	2/15/26	895	915
[9]	Houston Independent School District GO	5.000%	2/15/26	140	143
[9]	Houston Independent School District GO	5.000%	2/15/27	140	143
[9]	Houston Independent School District GO	5.000%	2/15/28	200	209
[9]	Houston Independent School District GO	5.000%	2/15/28	50	51
[9]	Houston Independent School District GO	5.000%	2/15/29	100	102
[9]	Houston Independent School District GO	5.000%	2/15/30	75	76
[9]	Houston Independent School District GO	5.000%	2/15/31	60	61
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	85	91
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	200	213
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	445	446
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	65	69
	Houston TX GO	5.000%	3/1/25	135	135
	Houston TX GO	5.000%	3/1/25	150	150
	Houston TX GO	5.000%	3/1/26	310	317
	Houston TX GO	5.000%	3/1/26	100	102
	Houston TX GO	5.000%	3/1/27	355	363
	Houston TX GO	5.000%	3/1/27	245	256
	Houston TX GO	5.000%	3/1/28	100	104

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	5.000%	3/1/28	90	96
	Houston TX GO	5.000%	3/1/29	105	109
	Houston TX GO	5.000%	3/1/29	140	151
	Houston TX GO	5.000%	3/1/30	30	33
[9]	Hutto Independent School District GO PUT	2.000%	8/1/25	250	249
	Lewisville Independent School District GO	5.000%	8/15/25	180	182
	Lewisville Independent School District GO	5.000%	8/15/28	240	242
[9]	Lewisville Independent School District GO	5.000%	8/15/29	215	235
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/28	260	261
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	105	105
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	270	283
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	100	109
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	205	226
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	100	110
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	100	112
[9]	Midland Independent School District GO	5.000%	2/15/26	125	128
[9]	North East TX Independent School District GO	5.250%	2/1/27	155	162
[9]	North East TX Independent School District GO	5.250%	2/1/29	170	186
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	100	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	310	323
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	165	172
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	640	651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	320	326
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	310	315
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	235	254
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	203
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	120	132
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	265	295
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	200	223
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	350	396
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	440	401
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	255	225
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	710	603
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	620	508
[9]	Northside Independent School District GO PUT	0.700%	6/1/25	20	20
[9]	Northside Independent School District GO PUT	3.000%	8/1/26	150	150
[9]	Northside Independent School District GO PUT	2.000%	6/1/27	250	242
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	260	274
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	710	803
[9]	Plano Independent School District GO	5.000%	2/15/26	335	342
[9]	Plano Independent School District GO	5.000%	2/15/29	350	380
[9]	Plano Independent School District GO	5.000%	2/15/30	140	155
[9]	Plano Independent School District GO	5.000%	2/15/31	335	376
[9]	Round Rock Independent School District GO	5.000%	8/1/30	255	278
[9]	Round Rock Independent School District GO	5.000%	8/1/31	305	332
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	315	322
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	50	51
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	80	82
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	645	685
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	435	448
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	340	350
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	150	151
[9]	Spring Branch Independent School District GO	5.000%	2/1/26	100	102
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/31	510	572
	Texas A&M University College & University Revenue	5.000%	5/15/25	85	85
	Texas A&M University College & University Revenue	5.000%	5/15/26	275	283
	Texas A&M University College & University Revenue	5.000%	5/15/26	70	72
	Texas A&M University College & University Revenue	5.000%	5/15/27	150	157
	Texas A&M University College & University Revenue	5.000%	5/15/28	280	294
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	790	801
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	50	52
	Texas GO	5.000%	10/1/25	355	360
	Texas GO	5.000%	10/1/26	180	182
	Texas GO	5.000%	10/1/26	250	259
	Texas GO	5.000%	10/1/27	240	243
	Texas GO	5.000%	10/1/27	445	471
	Texas GO	3.200%	10/1/28	200	200

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	10/1/28	205	207
	Texas GO	5.000%	10/1/28	125	135
	Texas GO	5.000%	10/1/29	150	158
	Texas GO	5.000%	10/1/29	175	177
	Texas GO	5.000%	10/1/31	110	111
	Texas GO	5.000%	10/1/31	75	79
	Texas GO	5.000%	10/1/31	85	96
	Texas State University System College & University Revenue	5.000%	3/15/27	1,080	1,128
	Texas State University System College & University Revenue	5.000%	3/15/28	85	89
	Texas State University System College & University Revenue	5.000%	3/15/28	500	532
	Texas State University System College & University Revenue	5.000%	3/15/31	100	104
	Texas State University System College & University Revenue	5.000%	3/15/31	115	128
	Texas Transportation Commission GO	5.000%	4/1/26	230	236
	Texas Transportation Commission GO	5.000%	4/1/29	750	817
	Texas Transportation Commission GO	5.000%	4/1/30	195	216
	Texas Transportation Commission GO	5.000%	4/1/31	550	619
	Texas Transportation Commission GO	5.000%	4/1/32	215	245
	Texas Water Development Board Water Revenue	5.000%	4/15/25	175	175
	Texas Water Development Board Water Revenue	5.000%	4/15/29	300	316
	Texas Water Development Board Water Revenue	5.000%	10/15/29	70	71
	Texas Water Development Board Water Revenue	5.000%	4/15/30	50	54
	Texas Water Development Board Water Revenue	5.000%	4/15/31	75	80
	Texas Water Development Board Water Revenue	5.000%	10/15/31	50	51
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	780	779
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	1,175	1,236
	Williamson County TX GO	4.000%	2/15/26	160	162
	Williamson County TX GO	5.000%	2/15/30	245	270
	Williamson County TX GO	5.000%	2/15/31	180	201
[9]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	485	490
					57,897
Utah (0.8%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	130	138
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	225	242
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	240	262
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	100	109
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	150	166
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	300	332
	Utah GO	5.000%	7/1/25	150	151
	Utah GO	5.000%	7/1/26	535	552
	Utah GO	5.000%	7/1/27	200	211
	Utah GO	5.000%	7/1/29	100	108
	Utah GO	5.000%	7/1/30	550	595
	Utah GO	5.000%	7/1/31	510	551
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	340	342
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	100	100
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,055	1,059
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	110	111
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	210	211
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	70	71
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	100	101
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	120	121
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	315	317
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	55	55
					5,905
Virginia (1.9%)
	Fairfax County VA GO	4.000%	10/1/26	490	497
	Fairfax County VA GO	4.000%	10/1/27	160	162
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	315	324
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	65	69
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	200	216
	Leesburg VA GO	3.000%	1/15/26	200	200
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	225	229
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	50	51
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	155	158
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	65	66
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	155	155
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	275	281
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	80	82
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	345	352

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	220	230
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	235	246
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	525	549
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	125	133
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	285	304
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	125	133
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	235	245
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	220	234
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	200	217
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	145	157
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	200	217
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	285	297
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	300	325
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	245	255
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	300	318
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	425	477
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	530	603
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	265	302
	Virginia College Building Authority College & University Revenue	3.000%	9/1/26	340	341
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	190	196
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	340	369
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	70	72
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	190	191
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	200	205
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	465	489
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	210	223
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	85	90
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	310	328
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/31	200	211
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/31	245	276
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/28	100	107
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/30	155	172
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	25	25
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	235	238
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	40	41
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	250	259
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	100	105
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	475	503
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	100	101
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	380	393
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	100	105
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/31	305	345
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	15	15
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	400	404
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	125	126
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	20	20
					14,034
Washington (4.0%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	205	213
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	550	583
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	45	49
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	120	132
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	280	312
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	120	136
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	630	636
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	620	626
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	105	107
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	515	523
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	25	25
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	280	284
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	825	838
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	185	188
[5]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/28	100	90
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	215	217
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	445	448
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	45	46

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/26	245	247
Energy Northwest Nuclear Revenue	5.000%	7/1/27	270	278
Energy Northwest Nuclear Revenue	5.000%	7/1/28	345	355
Energy Northwest Nuclear Revenue	5.000%	7/1/29	150	157
Energy Northwest Nuclear Revenue	4.000%	7/1/30	415	439
Energy Northwest Nuclear Revenue	5.000%	7/1/30	240	267
Energy Northwest Nuclear Revenue	5.000%	7/1/31	390	440
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	150	151
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/26	350	361
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	175	184
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	160	161
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	350	361
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	130	134
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	170	175
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	210	221
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	70	74
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	400	420
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	230	247
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	95	96
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	105	108
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	275	277
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	55	58
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	710	763
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	520	524
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	630	662
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	220	236
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	185	194
King County School District No. 411 Issaquah GO	3.000%	12/1/30	105	104
King County School District No. 414 Lake Washington GO	4.000%	12/1/27	55	57
King County School District No. 414 Lake Washington GO	4.000%	12/1/28	365	381
King County School District No. 414 Lake Washington GO	4.000%	12/1/29	195	205
King County WA GO	4.000%	1/1/26	60	61
King County WA GO	4.000%	1/1/27	175	180
King County WA GO	5.000%	1/1/30	265	292
King County WA GO	5.000%	1/1/31	70	78
King County WA Sewer Revenue	4.000%	7/1/30	300	304
King County WA Sewer Revenue	4.000%	7/1/31	30	30
Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	100	102
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	5	6
University of Washington College & University Revenue PUT	4.000%	8/1/27	100	102
Washington GO	5.000%	7/1/25	320	322
Washington GO	5.000%	7/1/25	510	514
Washington GO	5.000%	7/1/25	200	201
Washington GO	5.000%	8/1/25	75	76
Washington GO	4.000%	7/1/26	535	545
Washington GO	4.000%	7/1/26	65	66
Washington GO	5.000%	7/1/26	50	51
Washington GO	5.000%	7/1/26	145	150
Washington GO	5.000%	8/1/26	185	191
Washington GO	5.000%	8/1/26	275	284
Washington GO	5.000%	8/1/26	575	594
Washington GO	4.000%	7/1/27	755	778
Washington GO	5.000%	8/1/27	450	475
Washington GO	4.000%	7/1/28	240	250
Washington GO	5.000%	7/1/28	160	163
Washington GO	5.000%	7/1/28	685	736
Washington GO	5.000%	7/1/28	300	322
Washington GO	5.000%	8/1/28	110	116
Washington GO	5.000%	8/1/28	60	63
Washington GO	5.000%	8/1/28	150	161
Washington GO	4.000%	7/1/29	325	341
Washington GO	5.000%	7/1/29	95	97
Washington GO	5.000%	7/1/29	500	547
Washington GO	5.000%	7/1/29	225	246
Washington GO	5.000%	8/1/29	225	232
Washington GO	5.000%	8/1/29	145	152
Washington GO	5.000%	8/1/29	800	877
Washington GO	5.000%	7/1/30	340	346
Washington GO	5.000%	7/1/30	395	440
Washington GO	5.000%	7/1/30	500	557

Vanguard® Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/30	130	134
Washington GO	5.000%	8/1/30	620	651
Washington GO	5.000%	7/1/31	895	909
Washington GO	5.000%	7/1/31	315	355
Washington GO	5.000%	7/1/31	1,000	1,127
Washington GO	5.000%	8/1/31	675	707
Washington GO	5.000%	8/1/31	280	287
				29,008
Wisconsin (1.4%)
Dane County WI GO	2.500%	6/1/27	100	98
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	1,375	1,412
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	25	26
Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	350	367
Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	310	326
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	105
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	105
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	1,020	1,070
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	100	112
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	105	110
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	515	584
Wisconsin Go	5.000%	5/1/32	250	286
Wisconsin GO	5.000%	5/1/25	260	261
Wisconsin GO	5.000%	11/1/25	35	35
Wisconsin GO	5.000%	11/1/25	150	152
Wisconsin GO	5.000%	5/1/26	90	93
Wisconsin GO	5.000%	5/1/26	205	211
Wisconsin GO	5.000%	11/1/26	190	197
Wisconsin GO	5.000%	5/1/27	85	89
Wisconsin GO	5.000%	5/1/27	180	189
Wisconsin GO	5.000%	5/1/27	45	47
Wisconsin GO	5.000%	11/1/27	300	315
Wisconsin GO	5.000%	11/1/27	800	840
Wisconsin GO	5.000%	11/1/27	130	137
Wisconsin GO	5.000%	5/1/28	200	215
Wisconsin GO	5.000%	5/1/28	280	300
Wisconsin GO	5.000%	11/1/28	115	121
Wisconsin GO	5.000%	11/1/28	225	236
Wisconsin GO	5.000%	5/1/29	585	639
Wisconsin GO	5.000%	5/1/30	180	200
Wisconsin GO	5.000%	5/1/30	260	289
Wisconsin GO	5.000%	5/1/31	135	153
Wisconsin GO	5.000%	5/1/31	150	170
Wisconsin GO	5.000%	5/1/31	295	333
Wisconsin GO	5.000%	5/1/32	125	143
				9,966
Total Tax-Exempt Municipal Bonds (Cost $708,427)				712,553

Vanguard® Short-Term Tax-Exempt Bond ETF
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.7%)
Investment Company (1.7%)
[10]	Vanguard Municipal Low Duration Fund (Cost $12,519)	1.881%	1,251,883	12,519
Total Investments (100.7%) (Cost $720,946)				725,072
Other Assets and Liabilities—Net (-0.7%)				(5,075)
Net Assets (100%)				719,997
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	712,553	—	712,553
Temporary Cash Investments	12,519	—	—	12,519
Total	12,519	712,553	—	725,072